Income Taxes - Rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at 34% statutory rate, as a percent	21.00%	34.00%
State and local income taxes, net of federal benefit, as a percent	1.68%	2.37%
Differences in tax effects on foreign income, as a percent	(10.08%)	(14.79%)
Federal tax credits, as a percent	4.54%	8.69%
Uncertain tax positions, interest and penalties, as a percent	0.13%	(0.24%)
Enacted change in statutory rates, as a percent	0.00%	22.24%
Change in valuation allowance, as a percent	0.00%	0.00%
Permanent adjustments, as a percent	(8.46%)	0.09%
Other, as a percent	(1.24%)	(0.53%)
Effective Income Tax Rate Reconciliation, Percent, Total, as a percent	7.57%	51.83%